SEGMENT INFORMATION - Schedule of expenses and other segment items (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Selling, general and administrative
Consulting fees	$ 1,224,644	$ 375,610	$ 2,349,506	$ 765,960
Marketing	1,242,018	14,853	1,750,480	96,026
Professional fees	1,084,592	138,729	1,509,486	262,143	$ 2,521,680	$ 786,338
Personnel costs	917,869	0	917,869	0
Management compensation	673,162	154,097	1,232,680	298,097
Contract labour, fuel, vehicle and maintenance	402,131	176,923	735,740	369,967
Insurance	234,800	22,641	440,554	43,798	197,107	87,372
Public company, franchise and license fees	131,715	37,553	374,933	41,052
Business development	102,089	582,125	246,104	762,125	1,841,982	360,000
Other selling, general and administrative items	435,218	488,274	866,078	975,711
Total selling, general and administrative	(6,448,238)	(1,990,805)	(10,423,430)	(3,614,879)
Research and development	(1,918)	(186,513)	(85,181)	(441,992)	(1,027,203)	0
Amortization of debt discount	0	(121,914)	0	(238,981)	(500,937)	(1,777,505)
Change in fair value of derivative liability	0	155,899	0	(548,763)	(970,866)	(1,642,697)
Loss to misappropriation of assets	0	0	(395,033)	0
Impairment of aircraft deposits	(5,150,000)	0	(5,150,000)	0
Other segment items	141,949	208,906	326,306	257,081
Net loss	$ (11,458,207)	$ (1,934,427)	$ (15,727,338)	$ (4,587,534)	$ (16,543,616)	$ (7,908,777)